Business Combinations - Additional Information (Details)								1 Months Ended			12 Months Ended
	Nov. 30, 2019 CNY (¥) shares	Nov. 30, 2019 USD ($) shares	Jun. 03, 2019 CNY (¥)	Jun. 03, 2019 USD ($)	Apr. 04, 2019 CNY (¥) shares	Apr. 04, 2019 USD ($) shares	Jul. 01, 2018 CNY (¥)	Aug. 31, 2018 CNY (¥) Acquisition	Aug. 31, 2018 USD ($) Acquisition	Jul. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥) Segment Acquisition	Dec. 31, 2019 USD ($) Segment Acquisition	Dec. 31, 2018 CNY (¥) Acquisition	Nov. 30, 2019 USD ($)	Jul. 01, 2019 CNY (¥)	Jul. 01, 2019 USD ($)	Jan. 31, 2015
Business Acquisition [Line Items]
Business acquisition, equity interest acquired			100.00%	100.00%
Business acquisition, cash consideration paid			¥ 183,555,000	$ 26,366,026
Business acquisitions, net revenue of acquiree											¥ 6,832,148	$ 981,377
Business acquisitions, net loss of acquiree											362,260	$ 52,035
Payables for contingent consideration from Urban Hotel Group (Note 3)											¥ 4,027,207
Number of reporting unit | Segment											1	1
2018 Business Combinations
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | Acquisition													4
Business acquisitions, net revenue of acquiree													¥ 14,148,551
Business acquisitions, net loss of acquiree													332,960
Business Combination, recognized identifiable current assets													11,520,969
Yancheng Zexin Hotel Management Co., Ltd.
Business Acquisition [Line Items]
Business acquisition, equity interest acquired							1.00%										50.00%
Business acquisition, cash consideration paid							¥ 80,000
Business acquisition, acquisition closing date							Jul. 01, 2018
Business acquisition, total equity interest acquired							51.00%
Business acquisition, fair value of previously held equity interest							¥ 3,333,000
Business acquisition, gain related to revaluation of previously held equity interest													¥ 1,344,212
Business acquisition, gain, related to revaluation of previously held equity interest, recorded in consolidated statement of comprehensive income													Other income, net
Hotel Chain, Acquired in July 2018
Business Acquisition [Line Items]
Business acquisition, equity interest acquired										100.00%
Business acquisition, cash consideration paid										¥ 10,000,000
Individual Hotel, Acquired in July 2018
Business Acquisition [Line Items]
Business acquisition, equity interest acquired										70.00%
Business acquisition, cash consideration paid										¥ 13,000,000
Individual Hotel, Acquired in August 2018
Business Acquisition [Line Items]
Business acquisition, equity interest acquired								70.00%	70.00%
Business acquisition, cash consideration paid								¥ 1,400,000
2019 Business Combinations
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | Acquisition											4	4
2019 Business Combinations | General And Administrative Expenses
Business Acquisition [Line Items]
Business combination, acquisition related costs											¥ 2,589,034	$ 371,892
Argyle Group
Business Acquisition [Line Items]
Business acquisition, cash consideration paid					¥ 65,779,032	$ 9,448,567
Business acquisitions, net revenue of acquiree											11,882,976	1,706,883
Business acquisitions, net loss of acquiree											¥ 7,694,834	1,105,294
Business acquisition, Total consideration amount					¥ 126,819,172	$ 18,216,434
Equity interests issued for acquisition, shares | shares					626,746	626,746
Business acquisition, consideration liabilities incurred					¥ 6,000,000	$ 861,846
Business Combination, recognized identifiable current assets					¥ 3,777,860
Argyle Beijing
Business Acquisition [Line Items]
Business acquisition, equity interest acquired					60.00%						60.00%
Urban Hotel Group
Business Acquisition [Line Items]
Business acquisition, cash consideration paid	¥ 126,000,000	$ 18,098,768
Business acquisition, Total consideration amount	¥ 190,349,496	$ 27,341,994
Equity interests issued for acquisition, shares | shares	870,908	870,908
Business acquisition, consideration liabilities incurred											¥ 10,500,000	1,508,231
Business acquisition, returnable consideration	¥ 3,333,421	$ 478,816
Payables for contingent consideration from Urban Hotel Group (Note 3)	4,027,207													$ 578,472
Business Combination, recognized identifiable current assets	50,482,296
Urban Hotel Group | Maximum
Business Acquisition [Line Items]
Business acquisition, estimated contingent consideration	105,000,000													$ 15,000,000
Business acquisition, estimated returnable consideration	¥ 69,000,000	$ 10,000,000
Shandong Xinghui
Business Acquisition [Line Items]
Business acquisition, equity interest acquired	70.00%													70.00%
Others
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | Acquisition								1	1
Business acquisition, cash consideration paid								¥ 5,530,000	$ 794,335
Business acquisition, consideration liabilities incurred											¥ 276,500	$ 39,717
Business Combination, recognized identifiable current assets															¥ 37,255,016	$ 5,351,348